Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Changes in Allowance for Doubtful Accounts

The following table presents changes in the allowance for doubtful accounts (in thousands):

	Year Ended December 31,
	2014	2015	2016
Beginning balance	$524	$172	$686
Add: bad debt expense	144	542	1,890
Less: write-offs, net of recoveries	(496)	(28)	(2)

Ending balance	$172	$686	$2,574

Schedule of Useful lives of PPE

Depreciation is computed using the straight-line method based upon the following estimated useful lives:

Years
Computer equipment	2
Purchased software	5
Furniture, fixtures and office equipment	5
Leasehold improvements	*

*	Leasehold improvements are amortized on a straight-line basis over the term of the lease, or the useful life of the assets, whichever is shorter.